Note 4 - Loans and Related Allowance for Loan Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans, total	$ 609,140	$ 533,710
Commercial And Industrial [Member]
Loans, total	60,630	42,536
Real Estate Construction Porfolio Segment [Member]
Loans, total	23,709	22,137
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	270,830	232,478
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	249,490	231,701
Consumer Portfolio Segment [Member]
Loans, total	4,481	4,858
Pass [Member]
Loans, total	591,706	512,697
Pass [Member] | Commercial And Industrial [Member]
Loans, total	58,539	40,560
Pass [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	23,541	22,007
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	264,481	225,945
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	240,678	219,331
Pass [Member] | Consumer Portfolio Segment [Member]
Loans, total	4,467	4,854
Special Mention [Member]
Loans, total	5,657	5,297
Special Mention [Member] | Commercial And Industrial [Member]
Loans, total	663	242
Special Mention [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	144
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	428	728
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	4,422	4,327
Substandard [Member]
Loans, total	11,777	15,586
Substandard [Member] | Commercial And Industrial [Member]
Loans, total	1,428	1,734
Substandard [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	24
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	5,921	5,805
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	4,390	8,043
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans, total	14	4
Doubtful [Member]
Loans, total		130
Doubtful [Member] | Commercial And Industrial [Member]
Loans, total
Doubtful [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total		$ 130
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total